Summary of Significant Accounting Policies (Details) (DISH Digital Holding LLC, Exchange Agreement)	9 Months Ended
	Sep. 30, 2014	Aug. 01, 2014
Redeemable Noncontrolling Interests
Non-voting interest (as a percent)		10.00%
Maximum
Redeemable Noncontrolling Interests
Period following the fifth anniversary of exchange agreement within which non-voting interest is redeemable at fair value	60 days